Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A/A
Period End Date	dei_DocumentPeriodEndDate	Nov. 15, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
CIK	dei_EntityCentralIndexKey	0001849998
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 08, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2021
Prospectus Date	rr_ProspectusDate	Dec. 13, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A